Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 13, 2017	Jul. 17, 2017	Apr. 05, 2017	Oct. 08, 2016	Apr. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2013
Disclosure of classes of share capital [line items]
Capital requirements						$ 362,873
Number of shares issued						95,489,724,196
Number of shares outstanding						66,069,035,539	65,798,000,000
Number of treasury shares held						29,420,688,657	29,691,724,196
Merger transaction description						any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve						$ 358,440	$ 358,440
Amount of Mexican withholding tax						10.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve						5.00%
Top of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve						20.00%
Undated Subordinated Fixed Rate Bond [member]
Disclosure of classes of share capital [line items]
Face value of bond						$ 14,942,886	$ 13,715,747	$ 600,000
Amount of coupon						5.625%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						23,384,632,660
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						642,279,095
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						71,462,812,441
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						20,601,632,660	20,634,632,660
Dividends paid			$ 0.30		$ 0.28
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						566,661,526	592,084,871
Dividends paid			0.30		0.28
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						44,900,741,353	44,571,282,469
Dividends paid			0.30		0.28
Periodic payment of dividend			$ 0.15		$ 0.14
Periodic payable date of dividend			July 17th and November 13th
Number of additional shares	16,905,414	325,264,125		397,909,031
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held						29,419,120,359	29,691,076,321
Class A [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held						1,568,298	647,875